MFS Prudent Investor Fund
MFS® Prudent Investor Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below.

The annual fund operating expenses are based on estimated “Other Expenses” for the current fiscal year expressed as a percentage of a class’ estimated average net assets during the period.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Prudent Investor Fund	A		T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		2.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Prudent Investor Fund		A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.60%
Total Annual Fund Operating Expenses		2.66%	2.66%	3.41%	3.41%	2.41%	3.41%	2.91%	2.66%	2.41%	2.40%
Fee Reductions and/or Expense Reimbursements	[1]	(1.42%)	(1.42%)	(1.42%)	(1.42%)	(1.42%)	(1.42%)	(1.42%)	(1.42%)	(1.42%)	(1.45%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.24%	1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.24% of the class' average daily net assets annually for each of Class A, Class T, and Class R3 shares, 1.99% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.99% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.49% of the class' average daily net assets annually for Class R2 shares, and 0.95% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least October 31, 2019.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Prudent Investor Fund - USD ($)	1 YEAR	3 YEARS
A	694	1,227
T	373	924
B	602	1,216
C	302	916
I	101	615
R1	202	916
R2	152	767
R3	126	691
R4	101	615
R6	97	609

Expense Example No Redemption - MFS Prudent Investor Fund - USD ($)	1 YEAR	3 YEARS
B	202	916
C	202	916

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  For the period from the fund’s commencement of operations on January 18, 2018 to the fund’s fiscal year end of June 30, 2018, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets across different asset classes, including equity securities and debt instruments of U.S. and foreign issuers (including emerging market securities), and cash and cash equivalents.  MFS allocates the fund’s assets across these asset classes based on its assessment of individual securities and the risk/return potential of the asset classes.  In managing the fund, MFS seeks to reduce the volatility of the fund’s returns relative to the global equity markets, as represented by the MSCI World Index, over a full market cycle.

MFS expects the fund’s investments in the following asset classes to normally fall within the following ranges:

Asset Class	Range
Equity Securities	50% - 90%
Debt Instruments, excluding Short-Term Government Securities	10% - 30%
Cash, Cash Equivalents, and Short-Term Government Securities	0% - 40%

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to these asset classes, as alternatives to direct investments in these asset classes, or to seek to limit the fund’s exposure to certain extreme market events. Derivatives include futures, forward contracts, options, structured securities, and swaps.

The fund’s investment in and exposure to the asset classes identified above may vary significantly from time to time and may fall outside of the stated ranges.  MFS may invest in or expose the fund to any of these asset classes without limit based on its assessment of the relative attractiveness of the asset class.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.  In selecting equity investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. While MFS may invest the equity portion of the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized instruments, floating rate loans, and other obligations to repay money borrowed.  Of the fund’s investments in debt instruments, MFS may invest up to 100% of these investments in below investment grade quality debt instruments.

Cash equivalents include money market instruments and a money market fund advised by MFS.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments may also be considered.

In light of the fund’s principal investment strategies described above, MFS believes it is reasonable to measure the fund’s performance (net of fund expenses) over a full market cycle relative to the performance of (i) the MSCI World Index and (ii) the BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index plus 3% to 5%. MFS does not seek to achieve a specific rate of return in managing the fund and there is no assurance that the fund will outperform the MSCI World Index or the BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index over the long term or for any year or period of years.

The term “prudent investor” can suggest different meanings to different investors and the use of the term “prudent investor” in the fund’s name is not meant to suggest the fund will follow a specific investment strategy other than the principal investment strategies disclosed above.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk: MFS’ assessment of the risk/return potential of asset classes and the resulting allocation among asset classes may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.  It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments in emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, diplomatic, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.  If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.  There is no assurance that the fund will achieve a positive rate of return or have lower volatility than the global equity markets, as represented by the MSCI World Index, over the long term or for any year or period of years.  In addition, the strategies MFS may implement to limit the fund’s exposure to certain extreme market events may not work as intended, and the costs associated with such strategies will reduce the fund’s returns.  It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

Performance Information

The bar chart and performance table are not included because the fund has not had a full calendar year of operations.  Performance Information reflecting the fund’s performance since it commenced operations is available online at mfs.com or by calling 1-800-225-2606.  The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.